Other operating income and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Analysis of other operating income
Gain on sale and leaseback	$ 21,193	$ 9,668		$ 32,695
Loss on sale of rotable spare parts furniture and equipment	(1,645)	(122)		(127)
Other income	5,518	1,212		1,051
Other operating income	25,066	10,758	[1]	33,619	[1]
Analysis of other operating expenses
Administrative and operational support expenses	49,431	37,042		29,827
Technology and communications	25,708	21,296		17,913
Others	15,756	92		9
Insurance	6,574	3,753		2,561
Passenger services	5,116	3,675		4,103
Other operating expenses	$ 102,585	$ 65,858	[1]	$ 54,413	[1]

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.